Vessels, net (Tables)	6 Months Ended
Jun. 30, 2018
Vessels, net [Abstract]
Vessels
	Cost	Depreciation Accumulated	Net Book Value
Balance, December 31, 2017	$763,950	$(14,862)	$749,088
Additions	172,510	-	172,510
Depreciation	-	(13,974)	(13,974)
Sale of vessel	(4,625)	321	(4,304)
Vessels transferred to held for sale	(17,100)	874	(16,226)
Balance, June 30, 2018	$914,735	$(27,641)	$887,094